New England Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	New England Life Insurance Company
New England Variable Annuity Separate Account
File Nos. 033-85442/811-08828
American Growth Series; and
American Growth Series-I
Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Annuity Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated April 28, 2025 and Statement of Additional Information (“SAI”) dated April 28, 2025 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 38 for the Account filed electronically with the Commission on April 22, 2025.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
New England Life Insurance Company